Supplemental cash flow information - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	¥ 56,091	¥ 52,537	¥ 66,631
Net cash flows from financing activities	32,391	408	(18,334)
Acquisitions through business combinations	0	0	0
Non-cash items:
Conversion of convertible bonds	0	0	0
Obtaining assets by entering into lease contracts	0	0	0
Translation adjustment	4,533	1,659	106
Other	(369)	1,487	4,134
Total changes	36,555	3,554	(14,094)
Balance at ending of year	92,646	56,091	52,537
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	951,233	969,044	817,919
Net cash flows from financing activities	229,578	(163,104)	147,017
Acquisitions through business combinations	32,009	8,346	59
Non-cash items:
Conversion of convertible bonds	(26,563)	(14,597)	(78,342)
Obtaining assets by entering into lease contracts	127,322	121,937	56,247
Translation adjustment	22,684	35,652	15,514
Other	(13,936)	(6,045)	10,630
Total changes	371,094	(17,811)	151,125
Balance at ending of year	¥ 1,322,327	¥ 951,233	¥ 969,044